OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN (Details Narrative) - USD ($)				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 06, 2022	Jan. 06, 2022	Dec. 11, 2019	Jun. 01, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Outstanding loan balance					$ 137,173		$ 0
Repayments of loan					0	$ 300,000	$ 300,900	$ 0
Short Term Loan Equipment [Member]
Short-term loan for equipment			$ 1,500,000
Term of loan period			over 18 months with zero interest				thirty months
Term of loan			18 months
Payment to the lender		$ 50,000
Amortization period			18 months
Principal balance of loan					$ 0		$ 0	$ 1,482,681
Outstanding loan balance	$ 1,450,000
Imputed discount			$ 109,627
Repayment of outstanding loan	$ 250,000
Restricted stock shares issued during period	266,667
Amortization of discount							30,465
Repayments of loan				$ 50,000			$ 50,000